As filed with the Securities and Exchange Commission on January 3, 2003
                                                                        811-6498
                                                                        33-_____
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       PRE-EFFECTIVE AMENDMENT NO. __ [ ]
                       POST-EFFECTIVE AMENDMENT NO. __ [ ]
                        (Check appropriate box or boxes)

                                   ----------

                              PIC INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)
                                 (626) 449-8500
                        (Area Code and Telephone Number)

                              300 North Lake Avenue
                         Pasadena, California 91101-4106
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                         Pasadena, California 91101-4106
                     (Name and Address of Agent for Service)

                             Copy to: Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                          Los Angeles, California 90071

                                   ----------

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

                                   ----------

      Title of Securities Being Registered: Shares of Beneficial Interest.
    No filing fee is required because of Registrant's reliance on Rule 24f-2.

================================================================================

                              PIC TWENTY PORTFOLIO
                                 a Portfolio of
                                 UAM FUNDS TRUST
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

Dear Shareholder:

     Enclosed is a combined proxy statement and prospectus seeking your approval of the proposed combination of PIC Twenty Portfolio (the "Fund"), an investment portfolio of UAM Funds Trust ("UAM Trust"), a Delaware business trust, with Provident Investment Counsel Twenty Fund I (the "New Fund"), an investment portfolio of PIC Investment Trust ("PIC Trust"), a Delaware business trust.

     The combination of the funds is being proposed because Old Mutual (US) Holdings Inc., the parent company of Provident Investment Counsel, the investment adviser for the Fund, made a strategic business decision to cease providing centralized mutual fund administrative and support services. At a recent Board meeting, Provident Investment Counsel indicated that it would prefer to offer the Fund through its own distribution channels as an addition to the other portfolios of PIC Trust, which Provident sponsors and manages. After investigation of the alternatives for the Fund, management of UAM Trust suggested to the Board of Trustees the reorganization of the Fund into the New Fund.

     Provident Investment Counsel serves as investment adviser to both portfolios. The New Fund was created to facilitate the proposed transaction and has the same investment objective and investment policies as the Fund. After the combination, the assets of the Fund will be invested in the same manner by the same portfolio managers. A resulting increase in assets of the Fund could provide benefits to shareholders through economies of scale resulting in lower expense ratios and by providing a more stable base for asset management. Fund shareholders may also benefit from the ability to exchange their shares for shares of other investment portfolios of PIC Investment Trust. These anticipated benefits to shareholders from the proposed combination of the funds may not be realized, or may not be achieved to the extent anticipated.

     The Board of Trustees concluded that combining the Fund with the New Fund would serve the best interests of the Fund and its shareholders. The accompanying document describes the proposed transaction and the investment policies and operating expenses of the two funds for your evaluation.

     You are being asked to approved the proposed reorganization between UAM Trust and PIC Trust, which will govern the reorganization of the Fund into the New Fund. After careful consideration, the Board of Trustees recommends that you vote FOR the proposal after carefully reviewing the enclosed materials.

     YOUR VOTE IS IMPORTANT. Please take a moment now to sign and return your proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time you may receive a telephone call from our proxy solicitor, reminding you to vote your shares.


                                        Sincerely,


                                        Name:


                                        Title:

                                 UAM FUNDS TRUST
                              PIC TWENTY PORTFOLIO


                      NOTICE OF SPECIAL SHAREHOLDER MEETING
                           TO BE HELD ON _______, 2002

     A special meeting of shareholders of the PIC Twenty Portfolio series (the "Fund") of UAM Funds Trust ("UAM Trust") will be held on ___________, 2002, at __ a.m. Eastern Time, at the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania. The meeting will be held for the following purposes:

     1. REORGANIZATION OF THE FUND. For the shareholders of the Fund to consider and vote on a proposed reorganization of the Fund into Provident Investment Counsel Twenty Fund I, a substantially similar newly created series of PIC Investment Trust, and the subsequent dissolution of the Fund.

     2. OTHER BUSINESS. To consider and act upon such other business as may properly come before the meeting or any adjournments.

     The Board of Trustees of the UAM Trust has unanimously approved the proposed reorganization. Please read the accompanying Combined Proxy Statement and Prospectus for a more complete discussion of the proposal.

     Shareholders of record as of the close of business on ________, 2001, are entitled to notice of, and to vote at, the special meeting or any adjournment thereof.

     YOU ARE INVITED TO ATTEND THE SPECIAL MEETING, BUT IF YOU CANNOT DO SO, PLEASE COMPLETE AND RETURN IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE MANAGEMENT OF UAM TRUST, AS PROMPTLY AS POSSIBLE. THIS IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY SIGNING AND SUBMITTING A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO UAM TRUST AT ANY TIME BEFORE THE PROXY IS EXERCISED, OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

     BY ORDER OF THE BOARD OF TRUSTEES,


                                        Linda T. Gibson
                                        Vice President and Secretary


___________, 2002

                                 UAM FUNDS TRUST
                              PIC TWENTY PORTFOLIO
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                              PIC INVESTMENT TRUST
                              300 North Lake Avenue
                           Pasadena, California 91101

                     COMBINED PROXY STATEMENT AND PROSPECTUS

     The Board of Trustees of UAM Funds Trust ("UAM Trust") is soliciting the enclosed proxies in connection with a special meeting (the "Meeting") of shareholders of the PIC Twenty Portfolio series (the "Fund") of UAM Trust.

     The Meeting will be held on _________, 2002 at __ , Eastern time at the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania. The Meeting is being called to consider the proposed reorganization of the Fund into Provident Investment Counsel Twenty Fund I (the "New Fund"), a substantially similar newly created shell portfolio of PIC Investment Trust ("PIC Trust"), and to transact such other business as may properly come before the meeting or any adjournments. Shareholders of record of the Fund as of ________, 2001 will be entitled to vote at the Meeting.

     This Combined Proxy Statement and Prospectus (the "Proxy Statement") is furnished to the shareholders of the Fund on behalf of the Board of Trustees of UAM Trust in connection with the solicitation of voting instructions for the Meeting. It is being mailed to shareholders of the Fund on or about _________, 2002. The prospectus for the New Fund (the "Prospectus") accompanies and is incorporated into this Proxy Statement. This Proxy Statement and the Prospectus set forth concisely the information about the proposed reorganization that Fund shareholders should know before voting on the proposed reorganization. You should retain them for future reference.

     Additional information is set forth in the Statement of Additional Information dated __________ relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. The Statement of Additional Information is available upon request and without charge by calling 877/826-5465.

     The current Prospectus of the Fund, dated July 30, 2001, together with the related Statement of Additional Information also dated July 30, 2001, are on file with the Securities and Exchange Commission (the "Commission") and are incorporated by reference herein. The current prospectus of the New Fund dated _________, 2001 and the related Statement of Additional Information also dated
_______, 2001 have been filed with the Commission and are incorporated by reference herein. A copy of the New Fund's Prospectus is enclosed with this Proxy Statement/Prospectus.

     UAM Trust will furnish you, at your request and without charge, a copy of the most recent annual or semi-annual report for the Fund. You can request a copy by calling 877/826-5465 or by writing to UAM Trust at the address above. Additional information about PIC Trust has been filed with the Commission. You can review information filed by UAM Trust or PIC Trust at the Public Reference Room of the Commission (for hours of operation call 1-202-942-8090), and at the Commission's Northeast Regional Office (________, New York, New York) and Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois 60661). You may retrieve text-only copies at no charge from the "EDGAR" database on the Commission's website at http://www.sec.gov. You also may get copies for a fee by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by e-mail to the Commission at publicinfo@sec.com.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Dated: _________, 2001.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

SUMMARY OF PROXY STATEMENT.....................................................1

     Proposed Reorganization...................................................1
     Comparison of Investment Objectives, Policies and Risks...................1
     Comparison of Structure and Operations....................................1
     Comparison of Purchase and Redemption Procedures..........................2
     Comparison of Fees and Expenses...........................................3

PROPOSED REORGANIZATION........................................................4

     Why Do We Want to Reorganize the Fund?....................................5
     How Will We Accomplish the Reorganization?................................5
     Are There Material Differences Between the Fund and the New Fund?.........6
     What Aspects of the Fund Will Not Change as a Result of the
       Reorganization?........................................................10
     How Will the Capitalization of the New Fund Compare with the
       Existing Fund?.........................................................12

VOTING AND MEETING PROCEDURES.................................................12

     How to Vote..............................................................12
     Proxy Solicitation.......................................................12
     Quorum Requirements......................................................13
     Vote Required............................................................13
     Shareholders Entitled to Vote............................................13

GENERAL INFORMATION...........................................................14

     Other Matters to Come Before the Meeting.................................14
     Shareholder Proposals....................................................14
     Legal Matters............................................................14
     Information Incorporated by Reference....................................14
     Financial Statements.....................................................15
     Information Filed With the Securities and Exchange Commission............15

                           SUMMARY OF PROXY STATEMENT

PROPOSED REORGANIZATION

     The Fund is currently one of a number of series of UAM Trust managed by investment advisory subsidiaries of Old Mutual (US) Holdings, Inc. ("Old Mutual"). In connection with Old Mutual's strategic business decision to cease providing centralized mutual fund administration and support services, the Fund's adviser, Provident Investment Counsel (the "Adviser"), indicated that it wanted to offer the Fund through its own distribution channels as an addition to the other portfolios of PIC Trust, which the Adviser sponsors and manages. After carefully considering the alternatives for the Fund, the Board of Trustees of UAM Trust has approved a plan to reorganize the Fund into the New Fund, a series of PIC Trust.

     The Board believes that the reorganization will serve the interests of shareholders of the Fund because the New Fund will have the same investment objectives, strategies and policies as the existing Fund; the same personnel who manage the Fund on behalf of the Adviser will continue to manage the New Fund after the reorganization; and PIC Trust is an established investment company with responsible Trustees, management and service providers. The reorganization will have no material federal income tax consequences to you, the Fund or the New Fund. A resulting increase in assets of the Fund could provide benefits to shareholders through economies of scale resulting in lower expense ratios and by providing a more stable base for asset management. Fund shareholders may also benefit from the ability to exchange their shares for other investment portfolios of PIC Trust.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The investment objective, policies and risks of the New Fund are identical to those of the Fund.

     The Fund seeks long-term growth of capital by investing in approximately 20-30 stocks selected by the Adviser, primarily from the stocks contained in the S&P/BARRA Growth and Russell 1000 Growth Indices, and may also invest in companies contained in the S&P/BARRA Value and Russell 1000 Value Indices. It primarily emphasizes large companies with market capitalizations of $5 billion or more at the time of purchase. As with all equity funds, the principal risk that could affect the value of the Fund's shares and the total return on investment in such shares is the possibility that the stocks held by the Fund will decline in value. In addition, as the Fund is not a diversified fund it may invest a greater percentage of its assets in a particular company than a diversified fund, which may cause the value of the Fund's shares to be more sensitive to changes in the market value of a single company than a diversified fund.

COMPARISON OF STRUCTURE AND OPERATIONS

     The Fund is an existing portfolio of UAM Trust, and the New Fund is a newly created portfolio of PIC Trust. Both UAM Trust and PIC Trust are registered open-end management investment companies with multiple portfolios. Both are organized in Delaware as business trusts and are subject to the Investment Company Act of 1940 (the "1940 Act") and to the rules and regulations of the Commission under the 1940 Act.

     The New Fund will be advised and operated in substantially the same manner as the existing Fund. The Adviser, which manages the investments of the existing Fund, will act as investment manager of the New Fund. SEI Investments Mutual Funds Services is the administrator of the Fund, and U.S. Bancorp Fund Services, L.L.C. will act as the administrator of the New Fund.

     The New Fund will be governed by a declaration of trust that is substantially similar to the document that governs the Fund. However, under the declaration of trust of the Fund 30% of the shares of the Fund constitutes a quorum to transact business at a shareholders' meeting, while 40% of the shares of the New Fund constitutes a quorum, except in each case as otherwise required by the 1940 Act. In addition, PIC Trust has different trustees than UAM Trust.

COMPARISON OF PURCHASE AND REDEMPTION PROCEDURES

     The New Fund will have substantially the same purchase and redemption procedures as the existing Fund, although the addresses of the New Fund's transfer agent and other service providers will change.

     The Fund and the New Fund have different policies regarding the minimum initial investment necessary to open a new account and to make subsequent investments. The Fund requires a minimum initial investment of $2,500 to open a non-retirement account, $500 to open an individual retirement account and $250 to open a spousal individual retirement account, while the opening of a new account with the New Fund requires an initial minimum investment of $2,000 for non-retirement accounts and $500 for retirement accounts. The minimum purchase for additional shares of the Fund and the New Fund is $100.

     The Fund and the New Fund have different policies regarding the maximum amount that may be redeemed via telephone and Internet. The Fund does not limit the amount that may be redeemed by telephone, while the New Fund limits phone redemption requests to $100,000. The Fund allows shareholders to purchase or redeem shares via the Internet, while the New Fund does not. In addition, the Fund offers a systematic withdrawal privilege, and the New Fund does not.

     As is the case for the existing Fund, the distributor for the New Fund will not charge any fees or sales charges on investments or reinvestments in shares of the New Fund.

     The Fund currently has only one series of outstanding shares, the Institutional Class. In the reorganization, these shares will be exchanged for the same number of shares of the New Fund with the same net asset value. Shareholders of the New Fund will be able to exchange their shares for shares of the other I Fund series of PIC Trust (there are currently two I Fund series) and for shares of the MidCap Fund A and Balanced Fund A shares of PIC Trust, all of which are managed by the Adviser. Institutional Class shareholders of the Fund are currently able to exchange their shares for Institutional Class shares of 23 other series of the UAM Funds complex, most of which are managed by affiliates of the Adviser.

COMPARISON OF FEES AND EXPENSES

     The fees and expenses of the New Fund will be the same as the Fund. The Adviser will receive an advisory fee from the New Fund equal to 0.90% of the average net assets of the New Fund, the same as it receives from the Fund. In addition, the Adviser has agreed to reimburse the New Fund for investment advisory fees and other expenses to the extent necessary to keep the New Fund's total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.30% of its average daily net assets. This is the same as the current expense limit for the Fund. However, the Adviser has agreed to extend the limit for the New Fund for a period of ten years, whereas the current limit for the Fund may be changed or cancelled at any time (subject to certain undertakings made by the Adviser pursuant to Section 15(f) of the 1940 Act in connection with the acquisition of its parent company, United Asset Management Corporation, by Old Mutual plc, which limit any increase in Fund expense ratios through September 26, 2002 (referred to below as the "Section 15(f) Undertaking")). In addition, the Adviser may be reimbursed for any waiver of fees or expenses for the New Fund if and to the extent that, within three subsequent years, the New Fund's expenses are less than the limit, subject to approval of any such reimbursement by the Board of Trustees of PIC Trust.

     The following table compares the annual operating expenses of the Fund (based on the fiscal year ended April 30, 2001) and estimated expenses of the New Fund.

Annual Operating Expenses
(expenses deducted from fund costs)                   Fund          New Fund
-----------------------------------                   -----         --------
Management Fees                                        0.90%          0.90%
Other Expenses                                         0.98%          0.40%
                                                      -----          -----
Total Annual Operating Expenses                        1.88%(1)       1.30%(2)
                                                      =====          =====

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(1)  "Other Expenses" presented in the table may be higher than the expenses a shareholder of the Fund would actually pay because the Adviser has voluntarily agreed to limit the expenses of the Fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.30% of its average daily net assets. The Adviser may change or cancel its expense limitation at any time, subject to the Section 15(f) Undertaking. In addition, "Other Expenses" do not take into account any expense offset arrangement the Fund may have that would reduce its custodian fee based on the amount of cash the Fund maintains with its custodian. This would also have the effect of reducing the Fund's expenses.
(2) Pursuant to a contract with the New Fund, the Adviser has agreed to reimburse the New Fund for investment advisory fees and other expenses for ten years ending March 1, 2010. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses (including such reimbursements) paid on behalf of the New Fund if, within three subsequent years, the New Fund's expenses are less than the limit agreed to by the Adviser. Any reimbursements to the Adviser are subject to approval by the Board of Trustees of PIC Investment Trust.

     The following example compares the cost of investing in the New Fund with the cost of investing in the Institutional Class shares of the existing Fund. The example assumes that a shareholder invests $10,000 for the time periods indicated, the investment has a 5% return each year, operating expenses remain constant, and the shareholder redeems its shares at the end of the relevant period.

                                        1 Year    3 Years    5 Years    10 Years
                                        ------    -------    -------    --------
Institutional Class shares of Fund*
Shares of New Fund

* Does not reflect any expense limitation.

                             PROPOSED REORGANIZATION

     The Board of Trustees of UAM Trust has approved a plan to reorganize the Fund into the New Fund. To proceed, we need the approval of the shareholders of the Fund. The following pages outline the important details of the reorganization.

WHY DO WE WANT TO REORGANIZE THE FUND?

     The UAM Funds complex, including UAM Trust, was established as a mutual fund platform for various investment advisory subsidiaries of United Asset Management Corporation, the predecessor to Old Mutual. The Fund is currently one of a number of series of UAM Trust managed by investment advisory subsidiaries of Old Mutual. While Old Mutual is fully committed to the success, growth and financial prosperity of its affiliated investment advisers and their respective investment products, Old Mutual has made a strategic business decision to cease providing centralized mutual fund administration and support services.

     After Old Mutual made its business decision, the Adviser indicated to management that it wanted to have the opportunity to offer the Fund through its own distribution channels, as an addition to the other portfolios of PIC Trust, which it sponsors and manages. After considering the matter, the Board of Trustees determined that reorganization of the Fund into the New Fund, as a series of PIC Investment Trust, would be in the best interests of the shareholders of the Fund. On November 14, 2001, the Board, including a majority of the Trustees who are not "interested persons" of UAM Trust (as defined in the 1940 Act), voted to approve the reorganization and to recommend its approval to the shareholders of the Fund. In reaching its decision, the Board considered the following factors to be of greatest importance: (1) the New Fund will have the same investment objective, strategies and policies as the existing Fund; (2) the same personnel who manage the Fund on behalf of the Adviser will continue to manage the New Fund after the reorganization; (3) a resulting increase in assets of the Fund could provide benefits to shareholders through economies of scale resulting in lower expense ratios and by providing a more stable base for asset management; (4) Fund shareholders may also benefit from the ability to exchange their shares for other investment portfolios of PIC Trust; (5) the capabilities of the adviser to offer the New Fund through PIC Trust's existing distribution channels; and (6) the Adviser's contractual commitment to limit the expenses of the New Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) for a ten year period to 1.30% of the New Fund's average daily net assets.

     Accordingly, management of UAM Trust recommended, and the Board of Trustees of UAM Trust approved, the proposed reorganization. In that connection, the Boards of Trustees of UAM Trust and PIC Trust specifically determined, as required by the 1940 Act, that the proposed reorganization is in the best interest of the Fund, the New Fund, and their respective shareholders, and that the interests of the shareholders will not be diluted as a result of the reorganization.

HOW WILL WE ACCOMPLISH THE REORGANIZATION?

     The Board of Trustees of UAM Trust has approved an agreement of reorganization between UAM Trust (on behalf of the existing Fund) and PIC Trust (on behalf of the New Fund). The agreement spells out the terms and conditions of the reorganization.

     Pursuant to the agreement, if the shareholders of the Fund approve the reorganization, the reorganization essentially will involve the following steps, which will occur more or less simultaneously:

*    First, the Fund will transfer all of its assets and liabilities to the New
     Fund.
* Second, in exchange for the assets transferred to a New Fund, the existing Fund will receive shares of beneficial interest of the New Fund having a total value equal to the value of the assets the existing Fund transferred to the New Fund (net of any liabilities).
* Third, the Fund will distribute the shares of the New Fund which it receives to its Institutional Class shareholders and dissolve.
* Fourth, the New Fund will open an account for each Institutional Class shareholder of the dissolving Fund, and will credit the shareholder with shares of the New Fund having the same total value as the existing Fund shares that he or she owned on the date of the reorganization. Share certificates will not be issued.

     The shareholders of the Fund are not entitled to any preemptive or dissenters' rights. The Adviser will pay the expenses of the reorganization.

     If the reorganization is approved by the Fund's shareholders, it will take place as soon as feasible. Management of UAM Trust believes this should be accomplished by February __, 2002. However, the agreement may be terminated by either party at any time before the reorganization if, among other things, its Board of Trustees decides that it is not in the best interest of its respective shareholders to go forward. In addition, the agreement may be amended by the parties in writing prior to the closing date, subject to shareholder approval of such amendment if required by law.

     If the shareholders of the Fund do not approve the reorganization, or the reorganization is not completed for any other reason, the Fund will continue its current form of operation until the Board of Trustees of UAM Trust determines what further action, if any, to recommend to the shareholders.

ARE THERE MATERIAL DIFFERENCES BETWEEN THE FUND AND THE NEW FUND?

     Except as indicated below, there are no material differences between the existing Fund and the New Fund.

      THE NEW FUND WILL HAVE EXCHANGE PRIVILEGES WITH DIFFERENT PORTFOLIOS.

     Shareholders of the New Fund will be able to exchange their shares for shares of the other I Fund series of PIC Trust, and for shares of the Provident Investment Counsel MidCap Fund A and Provident Investment Counsel Balanced Fund A series of PIC Trust, all of which are managed by the Adviser. There are currently two such I Fund series, Provident Investment Counsel Growth Fund I and Provident Investment Counsel Small Cap Fund I. Institutional Class shareholders of the existing Fund are currently able to exchange their shares for Institutional Class shares of 23 other series of the UAM Funds complex, most of which are managed by affiliates of the Adviser.

     THE EXPENSES OF THE NEW FUND WILL BE FIXED FOR A LONGER TERM

     The Fund's current expense cap of 1.30% of average daily net assets may be terminated at any time (subject to the Section 15(f) Undertaking). The Adviser has agreed to extend the limit for the New Fund for a period of ten years.

     THE BOARD OF TRUSTEES AND OFFICERS WILL CHANGE.

     The business of UAM Trust is managed under the direction of a five-member Board of Trustees. They are identified and their backgrounds are described in UAM Trust's Statement of Additional Information on file with the Commission. The business of PIC Trust is managed under the direction of a seven-member Board of Trustees, as follows:

                                              Principal Occupation(s)
    Name Address and Age                        During Past 5 Years
    --------------------                        -------------------
Thomas M. Mitchell * (age 56)        Managing Director of the Adviser since
300 North Lake Avenue                May 1995. Executive Vice President of the
Pasadena, CA 91101                   Adviser from May 1983 to May 1999

Jettie M. Edwards (age 54)           Consulting principal of Syrus Associates
76 Seaview Drive                     (consulting firm); Director of the PBHG
Santa Barbara, CA 93108              Funds, Inc.; Director of PBHG Insurance
                                     Series Fund, Inc.; Trustee of EQ Advisers
                                     Trust

Richard N. Frank (age 76)            Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                Restaurants, Inc. (restaurant company);
Pasadena, CA 91101                   formerly, Chairman of Lawry's Foods, Inc.
                                     (restaurants and food seasoning)

James Clayburn LaForce (age 76)      Dean Emeritus, John E. Anderson Graduate
P.O. Box 1585                        School of Management, University of
Pauma Valley, CA 92061               California, Los Angeles, Director of The
                                     BlackRock Funds and Trustee of The Payden &
                                     Rygel Investment Trust and Trust for
                                     Investment Managers (registered investment companies). Director of the Timken Co.
                                     (bearings alloy steel manufacturing firm) and Jacobs Engineering Group (engineering firm).

Angelo R. Mozilo (age 61)            Chairman, CEO and President of Countrywide
                                     Credit Industries (mortgage banking)
                                     (mortgage banking)

Wayne H. Smith (age 58)              Vice President and Treasurer of Avery
                                     Dennison Corporation (pressure sensitive material and office products manufacturer)

Thomas J. Condon* (age 61)           Managing Director of the Adviser

----------
*    denotes Trustees who are "interested persons" of PIC Trust under the 1940
     Act.

     Mr. Mitchell also acts as the President of PIC Trust. Aaron W. L. Eubanks, Sr. serves as Vice President and Secretary of PIC Trust, and William T. Warnick acts as Vice President and Treasurer of PIC Trust; both are officers of the Adviser.

     THE QUORUM FOR SHAREHOLDER MEETINGS WILL CHANGE

     The declaration of trust of PIC Trust provides that 40% of the shares of the New Fund constitutes a quorum at shareholder meetings, while the declaration of trust of UAM Trust provides that 30% of the shares of the Fund constitutes a quorum at shareholder meetings, except in each case as otherwise required by the 1940 Act.

     SOME SHARE PURCHASE AND REDEMPTION PROCEDURES WILL CHANGE

     As is the case for the existing Fund, the distributor for the New Fund does not charge any fees or sales charges on investments or reinvestments in shares of the New Fund. In addition, the New Fund's procedures for determining its daily net asset value per share will be substantially the same as the Fund's procedures. However, some purchase and redemption procedures will differ:

     The Fund requires a minimum initial investment of $2,500 to open a non-retirement account, $500 to open an individual retirement account and $250 to open a spousal individual retirement account, while the opening of a new account with the New Fund requires an initial minimum investment of $2,000 for non-retirement accounts and $500 for retirement accounts. The minimum purchase for additional shares of the Fund and the New Fund is $100.

     The Fund and the New Fund have different policies regarding the maximum amount that may be redeemed by telephone. The Fund does not limit the amount of shares that may be redeemed by telephone, while the New Fund limits phone redemption requests to $100,000. The Fund allows shareholders to purchase or redeem shares via the Internet, while the New Fund does not.

     The Fund and the New Fund have different policies for closing an account when the value of the account falls below certain thresholds. The Fund reserves the right to close an account without a shareholder's permission if the value of the account falls below 50% of the required minimum initial investment; this policy does not apply to retirement accounts or to certain other accounts or if changes in the value of an account are caused by market fluctuations unrelated to redemptions. The Fund notifies shareholders before the liquidation of an account and allows shareholders 60 days to increase the value of the account. The New Fund reserves the right to close an account if the value of the account has fallen below $1,000 as a result of redemption or transfer, and provides shareholders with 30 days' notice of its intention to close an account.

     The Fund requires signature guarantees for written requests for redemptions, separate instruments for assignments of shares ("stock powers"), and all share certificates tendered for redemption. The New Fund requires signature guarantees in connection with certain transactions: (i) a redemption of more than $100,000 worth of shares, (ii) a redemption occurring within 30 days of a change in account registration, (iii) a request that a redemption check be mailed to an address different than the record address and (iv) a request that a redemption check be made payable to a person other than the account owner.

     The New Fund has different policies than the Fund regarding the redemption of shares via wire transfer and systematic withdrawal plans. The Fund does not impose a minimum redemption amount for redemptions via wire transfer, but the New Fund requires that a minimum of $5,000 of shares be redeemed via wire transfer from all non-retirement accounts. The Fund permits shareholders to establish a systematic withdrawal plan that transfers as little as $100 per month if an account has a balance of at least $10,000; the New Fund does not permit shareholders to establish systematic withdrawal plans.

     The Fund and the New Fund also have different policies with respect to the issuance of certificates. The Fund issues certificates for whole shares upon request, but the New Fund will not issue certificates to shareholders.

     SOME SERVICE PROVIDERS WILL CHANGE.

     SEI Investments Mutual Fund Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, acts as administrator of the Fund. U.S. Bancorp Fund Services, L.L.C., 615 East Michigan Avenue, Milwaukee, Wisconsin 53202, will act as administrator of the New Fund.

     The Chase Manhattan Bank, 3 Metro Tech Center, Brooklyn, New York 11245, serves as custodian of the Fund. Provident Financial Bank, 200 Stevens Drive, Lester, Pennsylvania 19113, will act as custodian of the New Fund.

     DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, acts as the transfer agent of the Fund. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, Delaware 19809, will be the transfer agent of the New Fund.

     The distributor of the Fund is Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109. The distributor of the New Fund will be Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, an affiliate of the New Fund's administrator.

WHAT ASPECTS OF THE FUND WILL NOT CHANGE AS A RESULT OF THE REORGANIZATION?

     THE INVESTMENT OBJECTIVE, POLICIES AND RISKS WILL NOT CHANGE.

     The investment objective of the Fund is long-term growth of capital, and this will also be the investment objective of the New Fund. The investment policies, restrictions and risks of the New Fund will be identical to the existing Fund. The Fund seeks long-term growth of capital by investing in approximately 20-30 stocks selected by the Adviser, primarily from the stocks contained in the S&P/BARRA Growth and Russell 1000 Growth Indices, and may also invest in companies contained in the S&P/BARRA Value and Russell 1000 Value Indices. It primarily emphasizes large companies with market capitalizations of $5 billion or more at the time of purchase. As with all equity funds, the principal risk that could affect the value of the Fund's shares and the total return on investment in such shares is the possibility that the stocks held by the Fund will decline in value. In addition, as the Fund is not a diversified fund it may invest a greater percentage of its assets in a particular company than a diversified fund, which may cause the value of the Fund's shares to be more sensitive to changes in the market value of a single company than a diversified fund.

     You should review the current prospectus of the Fund dated July 30, 2001 and review "The Principal Goals, Strategies and Risks" section of the accompanying prospectus of the New Fund for additional information.

     THE INVESTMENT MANAGER WILL STAY THE SAME.

     Provident Investment Counsel, 300 North Lake Street, Pasadena, California 91101, is the investment manager of the Fund and will manage the New Fund after the reorganization. The same team of Provident's investment professionals currently managing the Fund will manage the New Fund.

     THE TOTAL VALUE OF YOUR FUND SHARES WILL NOT BE AFFECTED

     On the day of the reorganization, you will receive New Fund shares having the same total value as your shares of the Fund. The number of New Fund shares you receive, and their per share price, will also be the same as your shares of the Fund.

     THE REORGANIZATION WILL HAVE NO MATERIAL FEDERAL INCOME TAX CONSEQUENCES.

     When the reorganization takes place, UAM Trust and PIC Trust will receive an opinion of counsel that the reorganization will qualify as a "reorganization" within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"), with each of Fund and New Fund being a "party to a reorganization" within the meaning of Section 368(b) of the Code. As a result, the reorganization will be tax-free for federal income tax purposes for the Fund, New Fund and their respective shareholders. Following the reorganization, the adjusted federal tax basis of your New Fund shares will be the same as the adjusted basis of your Fund shares before the reorganization.

     UAM Trust and PIC Trust have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the reorganization. The opinion of counsel with respect to the federal income tax consequences of the reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the reorganization to them, including any applicable foreign, state or local income tax consequences.

     YOU WILL CONTINUE TO RECEIVE DIVIDENDS ANNUALLY.

     The existing Fund typically declares and pay dividends annually in December, and the New Fund will do the same. As is the case for the Fund, all dividends, if any, paid by the New Fund will be reinvested in shares of the New Fund unless you request otherwise in writing. If you have such a request on file for the Fund, it will be applied to your New Fund shares.

     THE FUND'S FORM OF ORGANIZATION AND GOVERNING LAW WILL STAY THE SAME.

     Both PIC Trust and UAM Trust are business trusts organized in Delaware. The operations of the New Fund, like those of the existing Fund, are subject to the provisions of the 1940 Act and to the rules and regulations of the Commission.

     Both PIC Trust and UAM Trust are authorized to issue an unlimited number of shares of beneficial interest of the New Fund and the Fund, respectively. The shares of each series and class of both PIC Trust and UAM Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of its board of trustees can elect all of the trustees if they choose to do so. On each matter submitted to a vote of the shareholders of PIC Trust and UAM Trust, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of all series and classes of both PIC Trust and UAM Trust vote together as a single class except when otherwise required by law or as determined by the members of its respective board of trustees.

     The declarations of trust of PIC Trust and UAM Trust are substantially similar. However, a majority of the members of the Board of Trustees of the PIC Trust must vote to approve matters before the Board of Trustees whereas the Board of Trustees of UAM Trust majority may act by vote of a majority of a quorum. The declaration of trust of PIC Trust provides that 40% of the shares of the New Fund constitutes a quorum at shareholder meetings, while 30% of the shares of the Fund constitutes a quorum for a shareholder meeting of UAM Trust.

HOW WILL THE CAPITALIZATION OF THE NEW FUND COMPARE WITH THE EXISTING FUND?

     The following table sets forth as of ______________, 2001: (i) the capitalization of the existing Fund; (ii) the capitalization of the New Fund; and (iii) the pro forma capitalization of the New Fund, as adjusted to give effect to the reorganization. If the reorganization is completed, the capitalization of the New Fund is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Fund after ________________, 2001.

                                                                       Pro Forma
                                    Existing Fund       New Fund        Combined
                                    -------------       --------        --------
Total Net Assets                                          $ 0
Number of Outstanding Shares
NAV Per Share

                          VOTING AND MEETING PROCEDURES

HOW TO VOTE

     This proxy is being solicited by the Board of Trustees of UAM Trust. You can vote by mail or in person at the Meeting.

     To vote by mail, sign and send us the enclosed Proxy voting card in the envelope provided. If you vote by Proxy, you can revoke your Proxy by notifying the Secretary of UAM Trust in writing, or by returning a Proxy with a later date. You can also revoke a Proxy by voting in person at the Meeting. Even if you plan to attend the Meeting and vote in person, please return the enclosed Proxy card. This will help us ensure that an adequate number of shares are present at the Meeting.

     THE BOARD OF DIRECTORS TRUSTEES OF UAM TRUST RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

PROXY SOLICITATION

     In addition to the solicitation of proxies by mail, officers and employees of UAM Trust and the Investment Manager, without additional compensation, may solicit proxies in person or by telephone. The Adviser has also retained ________________ to aid in the solicitation of proxies. The costs associated with those solicitations and the Meeting will be paid by the Adviser and not by the Fund. The Adviser will reimburse banks, brokerage houses and other custodians, nominees and fiduciaries for the costs of forwarding soliciting materials to beneficial owners of shares entitled to vote at the Meeting.

QUORUM REQUIREMENTS

     The presence in person or by proxy of 30% of the outstanding shares of the Fund entitled to vote will constitute a quorum for the Meeting. If a quorum is not present, sufficient votes are not received by the date of the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, a person named as proxy may propose one or more adjournments from time to time to permit further solicitation of proxies. The Fund will count all shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the person entitled to vote, and the broker or nominee does not have discretionary voting power on the matter) as shares that are present and entitled to vote for purposes of determining a quorum. A majority of shares represented at the meeting can adjourn the meeting. The persons named as proxies will vote in favor of adjournment those shares which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

VOTE REQUIRED

     The Fund will be reorganized only if the reorganization is approved by a majority of its outstanding voting securities. For this purpose, this means the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the Meeting or represented by proxy, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities of the Fund. The Fund will count the total number of votes cast "for" approval of the reorganization to determine whether sufficient affirmative votes have been cast. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote.

SHAREHOLDERS ENTITLED TO VOTE

     Shareholders of the Fund at the close of business on ____________, 2001 will be entitled to be present and vote at the Meeting. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of that date, the Fund had _________ shares outstanding and entitled to vote.

     The following table shows, to the knowledge of management of UAM Trust and PIC Trust, the percentage of the total shares of the Fund owned at the close of business of ______, 2001 by persons owning beneficially more than 5% of the outstanding shares of the Fund.



                             [*** TABLE TO COME ***]



     The Trustees and officers of UAM Trust as a group owned beneficially less than 1% of the Fund's outstanding shares as of _______, 2001.

                               GENERAL INFORMATION

     The persons named in the accompanying Proxy will vote in each case as directed in the Proxy, but in the absence of any direction, they intend to vote FOR the proposed reorganization and may vote in their discretion with respect to other matters that may be presented to the Meeting.

OTHER MATTERS TO COME BEFORE THE MEETING

     Management of UAM Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement. If other business should properly come before the Meeting, the Proxy holders will vote on them in accordance with their best judgement.

SHAREHOLDER PROPOSALS

     The Meeting is a special meeting of shareholders of the Fund. UAM Trust is not required, nor does it intend, to hold regular annual meetings of the Fund's shareholders. If such a meeting is called, any shareholder who wishes to submit a proposal for consideration at the meeting should submit the proposal promptly to the Secretary of UAM Trust. Any proposal to be considered for submission to shareholders must comply with applicable federal and state laws.

LEGAL MATTERS

     Certain legal matters concerning PIC Trust and its participation in the reorganization, the issuance of shares of the New Fund in connection with the reorganization and the tax consequences of the reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. Certain legal matters concerning UAM Trust and its participation in the reorganization will be passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103.

INFORMATION INCORPORATED BY REFERENCE

     For more information with respect to PIC Trust and the New Fund concerning the following topics, please refer to the current prospectus of the New Fund accompanying this Proxy Statement as indicated: (i) see the discussions under "Performance" and "Fiscal Expenses" for further information regarding the New Fund's performance and expenses; (ii) see the discussion under "The Principal Goals, Strategies and Risks of the [New] Fund" for further information regarding management of the New Fund; and (iii) see the discussions under "Your Account" and "Shareholder Account Policies" for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for the shares.

     For more information with respect to UAM Trust and the Fund concerning the following topics, please refer to the Fund's Prospectus as indicated: (i) see the discussions under "How Has the Fund Performed?" and "What are the Fund's Fees and Expenses?" for further information regarding the Fund's performance and expenses; (ii) see the discussions under "What are the Fund's Principal Investment Strategies" and "Additional Information About The Fund - Investment Management" for further information regarding management of the Fund; and (ii) see the discussion under "Investing with the UAM Funds" for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for the shares.

FINANCIAL STATEMENTS

     The annual financial statements and financial highlights of the Fund for the period ended April 30, 2001 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their report thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such report given upon the authority of such firm as an expert in accounting and auditing. PricewaterhouseCoopers LLP will continue to act as independent accountants of the New Fund.

     The unaudited semi-annual financial statements and financial highlights of the Fund for the six months ended October 31, 2001 also have been incorporated by reference into the Statement of Additional Information to the Proxy Statement/Prospectus.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Combined Proxy Statement and Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which PIC Trust and UAM Trust have filed with the Securities and Exchange Commission pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made. The Commission file number for PIC Trust's registration statement containing the current Prospectus and Statement of Additional Information for the New Fund is Registration No. 811-6498. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The Commission file number for the UAM Trust's registration statement containing the current Prospectus and Statement of Additional Information for the Fund is Registration No. 811-08605. Such Prospectus and Statement of Additional Information are incorporated herein by reference.

     PIC Trust and UAM Trust are subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information with the Commission.

     PLEASE SIGN AND RETURN THE ENCLOSED PROXY PROMPTLY TO ASSURE A QUORUM AT THE MEETING.

                                        LINDA T. GIBSON
                                        VICE PRESIDENT AND SECRETARY

                                    FORM N-14

                       -----------------------------------

                                     PART B

                       -----------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                              PIC INVESTMENT TRUST
                              300 North Lake Avenue
                           Pasadena, California 91101
                            Telephone: (800) 618-7643

                                 UAM FUNDS TRUST
                              PIC TWENTY PORTFOLIO
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            Telephone: (877) 826-5465

     This Statement of Additional Information relates to the proposed reorganization of the PIC Twenty Portfolio series of UAM Funds Trust (the "Old Fund") into the Provident Investment Counsel Twenty Fund I series of PIC Investment Trust (the "New Fund"). It consists of this cover page. This Statement of Additional Information is not a prospectus. A Combined Proxy Statement and Prospectus dated [__________] relating to the proposed reorganization may be obtained from the PIC Investment Trust at the telephone number and address above. This Statement of Additional Information relates to, and should be read in conjunction with, that Combined Proxy Statement and Prospectus.

     The following documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference and accompany this Statement of Additional Information:

     *    The Statement of Additional Information of the New Fund dated ______,
          2001;

     * The Annual Report of the Old Fund (which includes financial statements) for the fiscal year ended April 30, 2001; and

     * The Semi-Annual Report to the Shareholders of the Old Fund (which includes financial statements) for the six months ended October 31, 2001.

      The date of this Statement of Additional Information is [__________].

                                TABLE OF CONTENTS

Appendix 1     Statement of Additional Information of the New Fund

Appendix 2     Annual Report of the Old Fund

Appendix 3     Semi-Annual Report of the Old Fund

     Pro forma financial statements are not included as the Old Fund is being combined with the New Fund, which is newly created and does not have material assets or liabilities.

                                    FORM N-14

                       -----------------------------------

                                     PART C

                       -----------------------------------

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

     Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust, filed as Exhibit 1 hereto, provides for indemnification by Registrant of its trustees against claims and demands arising in connection with the performance of their duties, other than liabilities to Registrant or its shareholders by reason of a trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

     Article VI of Registrant's By-Laws, filed as Exhibit 2 hereto, provides for indemnification by Registrant of its trustees, officers, employees and agents under certain circumstances against claims and demands arising in connection with the performance of their duties, other than liabilities (i) arising out of such person's disabling conduct, (ii) based on improper receipt of a personal benefit, (iii) for breach of duty to Registrant, unless a court has determined that in view of all the circumstances such person was not liable by reason of disabling conduct and is fairly and reasonably entitled to indemnification, and
(iv) paid in settlement or other disposition of a threatened or pending action without court approval or a determination described in the next sentence. No indemnification may be made unless authorized in the specific case, by a majority of trustees who are not parties to the proceeding and are not "interested persons" of Registrant as defined in the Investment Company Act of 1940, as amended, or by a written opinion by independent legal counsel, based on a determination that indemnification is proper in the circumstances because the applicable standards of conduct have been met, and that no disabling conduct has occurred.

     Section 11(d) of the Investment Advisory Agreement with respect to Registrant's Provident Investment Counsel Twenty Fund I series (the "New Fund"), filed as Exhibit 6 hereto, provides for indemnification by Registrant of the New Fund's investment adviser (and its directors, officers, employees and shareholders) against claims and demands arising out of the adviser's performance or failure to perform its duties under such Agreement, other than as a result of the indemnified party's disabling conduct. Such Section also provides for similar indemnification by the adviser of Registrant (and its trustees, officers, employees and shareholders).

     Section 6(b) of Registrant's Distribution Agreement, filed as Exhibit 7 hereto, provides for indemnification of Registrant's principal underwriter (and its directors, officers, employees and controlling persons) against claims and demands arising out of the acquisition of shares of Registrant by any person, which may be based upon (i) any wrongful act of Registrant or its trustees, officers, employees or representatives, or (ii) any material misstatement or omission in Registrant's registration statements, shareholder reports, or other information made public by Registration, unless such statement was made in reliance upon and conformity with information provided to Registrant by the principal underwriter. However, Registrant is not obligated to provide indemnification with respect to any person's disabling conduct. Section 6(a) of such Agreement provides for similar indemnification by the principal underwriter of Registrant (and its trustees, officers, employees and controlling persons).

     Registrant will comply with Rule 484 under the Securities Act of 1933, as amended, and Release 11330 under the Investment Company Act of 1940, as amended, in connection with any such indemnification.

ITEM 16. EXHIBITS.

     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Voting Trusts - not applicable
     (4)  Form of Agreement and Plan of Reorganization - filed herewith
     (5)  Instruments Defining Rights - not applicable
     (6)  Form of Advisory Agreement (2)
     (7)  Form of Distribution Agreement (2)
     (8)  Bonus Contracts or Arrangements - not applicable
     (9)  Form of Custodian Agreement (2)
     (10) 12b-1 Plan - not applicable
     (11) Opinion and consent of counsel - (2)
     (12) Form of opinion of counsel with respect to tax matters - filed herewith
     (13) (i)   Form of Administration Agreement with Investment Company
                Administration Corporation (2)
          (ii)  Fund Accounting Service Agreement - filed herewith
          (iii) Transfer Agency and Service Agreement - filed herewith
          (iv)  Contractual Waiver/Reimbursement Agreement (2)
     (14) Consent of Auditors - filed herewith
     (15) Omitted Financial Statements - not applicable
     (16) Power of Attorney - filed herewith
     (17) (i)   Form of Proxy Card - filed herewith
          (ii)  Prospectus of Provident Investment Counsel Twenty Fund I - filed herewith
          (iii) Statement of Additional Information of Provident Investment
                Counsel Twenty Fund I - filed herewith
          (iv)  Annual Report of UAM Trust pertaining to its PIC Twenty
                Portfolio series for the fiscal year ended April 30, 2001
          (v)   Semi-Annual Report of UAM Trust pertaining to its PIC Twenty
                Portfolio series for the six months ended October 31, 2001

----------
(1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.
(2) Previously filed with Post-effective Amendment No. 42 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on November 13, 2001 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant undertakes to file a final copy of the tax opinion and consent of counsel, the form of which is filed herewith as Exhibit 12, upon delivery thereof to Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 3rd day of January, 2002.

                                        PIC INVESTMENT TRUST

                                        By /s/ Thomas M. Mitchell
                                           -------------------------------------
                                           Thomas M. Mitchell
                                           President

     As required by the Securities Act of 1933, this Registration Statement on Form N-14 of PIC Investment Trust has been signed below by the following persons in the capacities indicated.

/s/ Thomas M. Mitchell             President and Trustee         January 3, 2002
-----------------------------
Thomas M. Mitchell


Jettie M. Edwards*                 Trustee                       January 3, 2002
-----------------------------
Jettie M. Edwards


Thomas J. Condon*                  Trustee                       January 3, 2002
-----------------------------
Thomas J. Condon


Richard N. Frank*                  Trustee                       January 3, 2002
-----------------------------
Richard N. Frank


James Clayburn LaForce*            Trustee                       January 3, 2002
-----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                  Trustee                       January 3, 2002
-----------------------------
Angelo R. Mozilo


Wayne H. Smith*                    Trustee                       January 3, 2002
-----------------------------
Wayne H. Smith


/s/ William T. Warnick             Treasurer and Principal       January 3, 2002
-----------------------------      Financial and Accounting
William T. Warnick                 Officer


* /s/ Robert H. Wadsworth
-----------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                  EXHIBIT INDEX

                              PIC INVESTMENT TRUST

                        FORM N-14 REGISTRATION STATEMENT


(4)            Form of Agreement and Plan of Reorganization

(12)           Form of opinion of counsel with respect to tax matters

(13)(ii)       Fund Accounting Service Agreement

(13)(iii)      Transfer Agency and Service Agreement

(14)           Consent of Auditors

(16)           Power of Attorney

(17)(i)        Form of proxy card

(17)(ii)       Prospectus of Provident Investment Counsel Twenty Fund I.

(17)(iii) Statement of Additional Information of Provident Investment Counsel Twenty Fund I.

(17)(iv) Annual Report of UAM Trust with respect to its UAM Twenty Portfolio series for the fiscal year ended April 30, 2001

(17)(v) Semi-Annual Report of UAM Trust with respect to its UAM Twenty Portfolio series for the six months ended October 31, 2001